Note 8 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]
2019

Operating lease cost	$77,394
Finance lease cost
Amortization of right-of-use assets	920
Interest on lease liabilities	19
Variable lease cost	26,030
Short term lease cost	4,712

Total lease expense	$109,075

Sublease revenues	(3,124)
Total lease cost, net of sublease revenues	$105,951
2019

Right-of-use assets obtained in exchange for lease obligations:
Operating leases recognized on transition to ASC 842	$274,696
Operating leases commencing in 2019	36,945
Finance leases	400

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(79,764)
Operating cash flows from finance leases	(19)
Financing cash flows from finance leases	(874)
December 31
2019

Weighted average remaining lease term
Operating leases (years)	5.5
Finance leases (years)	1.8

Weighted average discount rate
Operating leases	3.3%
Finance leases	1.5%

Lessee, Leases Balance Sheet Infomration [Table Text Block]
As at December 31, 2019

Operating leases
Operating lease right-of-use assets	$263,639
Operating lease liabilities - current	$(69,866)
Operating lease liabilities - non-current	(229,224)
Total operating lease liabilities	$(299,090)

Finance leases
Fixed assets, gross	$3,164
Accumulated depreciation	(2,320)
Fixed assets, net	$844

Long-term debt - current	$(550)
Long-term debt - non-current	(303)
Total finance lease liabilities	$(853)

Lessee, Lease, Liability, Maturity [Table Text Block]
	One year	Two years	Three years	Four years	Five years	Thereafter	Total

Operating leases	$78,135	$65,448	$53,403	$42,234	$32,652	$56,669	$328,541

Present value of operating lease liabilities							299,090
Difference between undiscounted cash flows and discounted cash flows							$29,451

Finance leases	$552	$232	$79	$-	$-	$-	$863

Present value of finance lease liabilities							853
Difference between undiscounted cash flows and discounted cash flows							$10

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2019	$86,376
2020	76,169
2021	62,171
2022	51,011
2023	38,103
Thereafter	97,631
$411,461